Earnings Per Share/ADS - Schedule of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders		¥ 2,148,566	$ 337,157	¥ 3,405,229	¥ 3,199,966
Denominator:
Weighted average ordinary shares outstanding	[1]	499,861,764	499,861,764	477,467,268	474,328,384
Basic earnings per ADS | (per share)	[1]	¥ 4.30	$ 0.67	¥ 7.13	¥ 6.75
Numerator:
Net income attributable to ordinary shareholders		¥ 2,148,566	$ 337,157	¥ 3,405,229	¥ 3,199,966
Denominator:
Weighted average ordinary shares outstanding	[1]	499,861,764	499,861,764	477,467,268	474,328,384
Dilutive effect of share-based awards		619,776	619,776	2,219,112	3,732,604
Weighted average number of shares outstanding-diluted	[1]	500,481,540	500,481,540	479,686,380	478,060,988
Diluted earnings per ADS | (per share)	[1]	¥ 4.29	$ 0.67	¥ 7.10	¥ 6.69
Earnings Per Share Attributable To Ordinary Shareholders [Abstract]
Net income per share – basic | (per share)	[1]	4.30	0.67	7.13	6.75
Net income per share – diluted | (per share)	[1]	4.29	0.67	7.10	6.69
ADR [Member]
Denominator:
Basic earnings per ADS | (per share)		17.19	2.70	28.53	26.99
Denominator:
Diluted earnings per ADS | (per share)		17.17	2.69	28.40	26.77
Earnings Per Share Attributable To Ordinary Shareholders [Abstract]
Net income per share – basic | (per share)		17.19	2.70	28.53	26.99
Net income per share – diluted | (per share)		¥ 17.17	$ 2.69	¥ 28.40	¥ 26.77

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.